SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2022
Short-term Debt [Abstract]
Schedule of Short-Term Bank Credit

		Weighted average interest
		December 31,		December 31,
	Currency	2022	2021	2022	2021
		%

Short-term bank credit (*)	USD	6.3	-	$21,183	$-
Short-term bank credit (**)	INR	7.6	11.4	$2,674	$3,034
Current maturities of Long- term bank loan and other (**)	INR	7.6	11.4	$2,278	$9,489
Total				$26,135	$12,523
(*) Credit line in Israel - assumed during 2022 from Bank Leumi. The credit line agreement contains customary covenants mainly related to Debt to EBITDA ratio and to Tangible assets ratio. As of December 31, 2022 the Company is in compliance with the covenants under the credit line agreement.

(**) Credit line and bank loan in Lioli - As of December 31, 2021 Lioli’s bank loan was presented as short term loan since it was not in compliance with the covenants under its loan agreement . During 2022, Lioli engaged with a new bank and signed a new loan agreement. The new loan agreement with the bank includes customary covenants. The financial covenants under the new agreement requires Lioli to maintain 700 million INR of own capital contribution. The new loan Agreement also includes certain customary negative covenants that require Lioli to refrain from certain actions unless bank’s consent obtained. As of December 31, 2022 Lioli is in compliance with the covenants under its new loan agreement, and therefore the Company presented such loan amount in  current maturitites and long term loan based on loan repayment schedule. (see also Note 15).